10-Q Employee benefit plans (Tables)	6 Months Ended
Jun. 30, 2023
Retirement Benefits [Abstract]
Schedule of net benefit costs	These components related to the Company’s pension and other postretirement benefit plans for the years ended December 31, were as follows:

	Pension Benefits			Other Postretirement Benefits
	2022	2021	2020	2022	2021	2020
	(In thousands)
Components of net periodic benefit cost (credit):
Service cost	$—	$—	$—	$522	$567	$554
Interest cost	1,127	1,053	1,291	514	492	650
Expected return on assets	(1,973)	(2,028)	(2,065)	(12)	(19)	(17)
Amortization of prior service credit	—	—	—	(79)	(79)	(79)
Recognized net actuarial loss	856	971	862	351	135	306
Net periodic benefit cost (credit)	10	(4)	88	1,296	1,096	1,414
Other changes in plan assets and benefit obligations recognized in accumulated other comprehensive loss:
Net (gain) loss	1,155	(162)	794	(4,833)	(2,763)	(181)
Amortization of actuarial loss	(856)	(1,108)	(985)	(351)	(135)	(306)
Amortization of prior service credit	—	—	—	79	90	90
Total recognized in accumulated other comprehensive loss	299	(1,270)	(191)	(5,105)	(2,808)	(397)
Total recognized in net periodic benefit cost (credit) and accumulated other comprehensive loss	$309	$(1,274)	$(103)	$(3,809)	$(1,712)	$1,017
The components of net periodic benefit cost are included in other income on the Consolidated Statements of Operations. These components related to the Company’s participation in the nonqualified defined benefit plans for the years ended December 31, were as follows:

	2022	2021	2020
	(In thousands)
Components of net periodic benefit cost:
Interest cost	$460	$407	$556
Recognized net actuarial loss	39	223	160
Net periodic benefit cost	$499	$630	$716
Components of net periodic benefit cost for the Company's pension benefit plans were as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2023	2022	2022	2021
	(In thousands)
Components of net periodic benefit cost:
Interest cost	$408	$282	$816	$564
Expected return on assets	(450)	(493)	(900)	(986)
Amortization of net actuarial loss	128	214	256	428
Net periodic benefit cost	$86	$3	$172	$6
Components of net periodic benefit cost for the Company's other postretirement benefit plans were as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2023	2022	2023	2022
	(In thousands)
Components of net periodic benefit cost:
Service cost	$90	$131	$179	$262
Interest cost	180	128	361	256
Expected return on assets	5	(3)	12	(6)
Amortization of prior service credit	(20)	(20)	(40)	(40)
Amortization of net actuarial (gain) loss	(44)	88	(89)	176
Net periodic benefit cost	$211	$324	$423	$648